Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock shares authorized		2,000,000,000	2,000,000,000
Common stock par or stated value per share		$ 0.01
Preferred stock shares authorized		200,000,000	200,000,000
Preferred stock par or stated value per share		$ 0.01
Common stock shares issued		4,775,272	0
Preferred stock shares issued		795,878	0
Eight Point Seven Five Percentage Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock dividend rate percentage		8.75%
Preferred stock liquidation preference per share		$ 25.00
Dividends, preferred stock	$ 130,574
Cumulative dividends	$ 140,246
Preferred stock, fair value disclosure		$ 15,121,682
Preferred stock shares issued		795,878
Dividends, preferred stock per share	$ 0.1640625